Warrants (Tables)	12 Months Ended
Dec. 31, 2019
Warrants [Abstract]
Schedule of outstanding stock warrants
Range of Exercise Prices	Number Outstanding 12/31/2019	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$7.50	40,000	1.27 years	$7.50